Property and Equipment: Schedule Of Depreciation Expense Property And Equipment (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Cost of goods sold			$ 48,768	$ 39,286
General and administrative			195,070	159,421
Depreciation expense	$ 246,542	$ 225,076	$ 243,838	$ 198,707